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FPA U.S. Core Equity Fund
FUND SUMMARY
Investment Objective
The FPA U.S. Core Equity Fund’s (the “Fund”) primary investment objective is long-term growth of capital.
Current income is a secondary consideration.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and example below do not reflect commissions that a shareholder may be required to pay directly to a broker or other financial intermediary when buying or selling shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FPA U.S. Core Equity Fund FPA U.S. Core Equity Fund USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load as a percentage of original sales price or redemption proceeds, as applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	FPA U.S. Core Equity Fund FPA U.S. Core Equity Fund
Management Fees	0.75%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.41%	[2]
Total Annual Fund Operating Expenses	1.16%
Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses after Expense Reimbursement	1.16%
[1]	The Investment Advisory Agreement between the Fund and the Fund’s investment adviser requires the adviser to reduce its investment advisory fee to the extent necessary to reimburse the Fund for any annual expenses (exclusive of interest, taxes, the cost of brokerage and research services, legal expenses related to portfolio securities, and extraordinary expenses such as litigation, merger, reorganization or recapitalization) in excess of 1.5% of the first $30 million and 1% of the remaining average net assets of the Fund for the year. This agreement is coterminous with the Investment Advisory Agreement which may be terminated by the Board (defined below), the vote of a majority of the Fund’s shareholders or the Adviser.
[2]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are based on total annual Fund operating expenses after expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
FPA U.S. Core Equity Fund | FPA U.S. Core Equity Fund | USD ($)	118	368	638	1,409

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year ended December 31, 2022, the Predecessor Fund’s (defined below) portfolio turnover rate was 80% of the average value of its portfolio. The Fund’s portfolio turnover rate may vary from year to year as well as within a year.

Principal Investment Strategies

Under normal circumstances, the Fund's portfolio manager invests at least 80% of the value of its net assets in equity securities of U.S. companies. In addition, under normal circumstances, the Fund seeks to generate returns in excess of the S&P 500 Index over full market cycles. The Fund considers a company to be a U.S. company if it meets any of the criteria below:

●	is organized under the laws of, or has its principal office in the United States;

●	has its principal securities trading market in the United States;

●	alone or on a consolidated basis derives substantial revenues or earnings or assets from goods produced, sales made or services performed in the United States; or

●	issues securities denominated in the currency of the United States.

The Fund’s 80% investment policy is a non-fundamental investment policy that may be changed by the Fund’s Board of Directors (the “Board”) without shareholder approval upon at least 60 days’ notice to shareholders.

When evaluating potential investments, the Fund’s portfolio manager attempts to identify high-quality businesses that typically also have the following characteristics: high barriers to market entry, low intensity of rivalry with competitors, limited threat of substitution, and limited bargaining power of suppliers and customers. The portfolio manager believes that companies with these characteristics are generally financially strong and are attractive investments. In addition, the portfolio manager prefers to invest in companies run by managers with demonstrated track records of reinvesting earnings and operational success. The portfolio manager does, however, consider for investment quality companies that lack some or all of such characteristics.

Although company quality is the principal investment criteria, the valuation of investments is also an important part of the stock selection process. The portfolio manager’s primary measure of value is the price/earnings ratio. The portfolio manager seeks out companies that are undervalued relative to their long-term earnings power or to other companies of similar quality. The portfolio manager also seeks to identify better-than-average companies whose future intrinsic value the portfolio manager believes to be greater than or equal to the market price at the time of purchase. The portfolio manager defines the “intrinsic value” of a business to mean the discounted value of its future cash flows and/or net assets.

Seeking to minimize risk, especially in treacherous economic or stock market environments, is an important element of the portfolio manager’s investment process. To do this, the portfolio manager seeks out companies with relatively low levels of net debt (total debt minus cash and cash equivalents) on their balance sheets compared to earnings before interest, taxes, depreciation and amortization (under-leveraged), operating in more predictable sectors of the economy, with competitively advantaged business models that the portfolio manager can understand.

The portfolio manager believes that the most important contributor to the long-term investment performance of the companies held by the Fund is earnings growth, not changes in valuation (measured by the price/earnings ratio). The portfolio manager is willing to hold portfolio securities at valuations higher than it would require for an initial purchase. If a position becomes significantly overvalued, the portfolio manager would typically look to trim or eliminate the position from the portfolio. The portfolio manager’s aim is to make investment decisions based on the long-term business fundamentals of each portfolio company. The Fund may sell a portfolio holding when the holding’s market price appreciates and approaches the portfolio manager’s estimate of its intrinsic value; the portfolio manager finds an opportunity to reallocate the Fund’s assets to other investments with greater reward potential; or the original investment thesis no longer holds.

The Fund invests primarily in the common stocks of U.S. companies in a variety of industries and market segments. The portfolio manager’s investment process is fundamental and bottom-up, evaluating each company on its own merits. The process is not driven by macroeconomic analysis, though it recognizes that changes in the economic environment can be important to most companies’ prospects. The Fund will seek to have holdings in various industries. While the Fund may invest in securities of any market capitalization, companies considered for the Fund’s portfolio will generally have a minimum market capitalization of $2 billion or greater at the time of purchase. However, if the market capitalization of an issuer of securities held by the Fund declines below $2 billion, the Fund may purchase additional shares of that issuer. Cash typically will not exceed 10% of net assets.

The Fund may invest up to 20% of its net assets in non-U.S. securities. The portfolio manager believes that international investments can yield valuable benefits to Fund shareholders by providing exposure to more investment opportunities outside the U.S. that meet the portfolio manager’s investment criteria. Much of this exposure to non-U.S. business activity is expected to come from purchases of U.S.-domiciled companies with strong worldwide franchises, and from similarly strong companies whose principal offices are located in the U.S. but are domiciled outside the U.S. These non-U.S.-domiciled companies will generally be in the developed countries represented by the MSCI World Index. The MSCI World Index captures large and mid-cap representation across 23 developed markets countries and covers approximately 85% of the free float-adjusted market capitalization in each country. The Fund may purchase shares and/or depository receipts of non-U.S.-domiciled companies that meet the portfolio manager’s usual investment criteria and where differences in accounting, disclosure, culture, management accessibility and trading will not, in the portfolio manager’s view, put the Fund at a competitive disadvantage. Depositary receipts are receipts that represent interests in non-U.S. securities that may be sponsored by the issuer or unsponsored.

Principal Risks
Performance Information

The Fund will acquire all of the assets and liabilities of FPA U.S. Core Equity Fund, Inc. (the “Predecessor Fund”), following the reorganization of the Predecessor Fund, which is expected to occur on July 28, 2023. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to July 28, 2023 reflect the performance of the Predecessor Fund.

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Predecessor Fund by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 calendar year periods compare with those of two broad-based securities market indexes. The chart and table reflect the reinvestment of dividends and distributions. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to September 1, 2015, the Predecessor Fund was named FPA Perennial Fund, Inc. and was managed using a small/mid-capitalization strategy that permitted the Predecessor Fund to invest up to 35% of its assets in non-U.S. securities. The Predecessor Fund’s returns prior to September 1, 2015 were achieved by the Predecessor Fund’s former portfolio manager using the Predecessor Fund’s former investment strategy. On September 1, 2015, the Predecessor Fund changed its name from FPA Perennial Fund, Inc. to FPA U.S. Value Fund, Inc., and also changed its portfolio manager and principal investment strategy. Subsequently, the Predecessor Fund changed its name to FPA U.S. Core Equity Fund, Inc. on December 20, 2020. The Predecessor Fund’s investment objective did not change.

The Standard & Poor’s 500 Index Composite Index is an unmanaged index that is generally representative of the U.S. stock market.

To obtain updated monthly performance information, please visit the Fund’s website at https://www.fpa.com/funds or call (800) 982-4372.

Performance Bar Chart of the Predecessor Fund Calendar Years Ended December 31

The total return for the Predecessor Fund’s shares from January 1, 2023 to March 31, 2023 was 10.54%.

The Predecessor Fund’s highest/lowest quarterly results during this time period were:

Highest	24.45%	(Quarter ended 6/30/2020)
Lowest	-18.92%	(Quarter ended 6/30/2022)

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - FPA U.S. Core Equity Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
FPA U.S. Core Equity Fund		(28.65%)	5.77%	7.59%
After Taxes on Distributions | FPA U.S. Core Equity Fund	[1]	(31.01%)	4.37%	4.17%
After Taxes on Distributions and Sale of Fund Shares | FPA U.S. Core Equity Fund	[1]	(15.26%)	4.62%	5.49%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)		(18.11%)	9.42%	12.56%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor’s tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).